Earnings per Share (Narrative) (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Abstract]
Incremental shares	1,710,513	3,257,861	3,735,059